TOTAL SALES - Timing of Revenue Recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	€ 44,060	€ 41,649	€ 44,859
Products transferred at a point in time
Revenues	34,552	32,862	36,767
Products and services transferred over time
Revenues	€ 9,508	€ 8,787	€ 8,092